Reconciliation of Cash and Restricted Cash to the Consolidated Balance Sheets - USD ($)	Jun. 30, 2024	Dec. 31, 2023	Jun. 30, 2023	Dec. 31, 2022
Statement of Cash Flows [Abstract]
Cash	$ 41,669,523	$ 18,035,405
Restricted cash	129,635	82,195
Restricted cash, non-current	2,587,665	879,893
Cash and restricted cash at end of period	$ 44,386,823	$ 18,997,493	$ 1,045,240	$ 2,065,448